Integrity VAROOM

May 3, 2019

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

RE:     Separate Account I of Integrity Life Insurance Company
File Nos. 333-166995 and 811-04844
VAROOM Prospectus and Statement of Additional Information

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant's Post-Effective Amendment number 11 to its Registration Statement number 333-166995 on Form N-4, which was filed electronically on April 26, 2019.

Sincerely,

/s/ Bryan J. Kreyling

Bryan J. Kreyling
Associate Counsel
Western & Southern Financial Group, Inc.
400 Broadway
Cincinnati, OH 45202
Phone: 513-629-1114